SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2020
SIGNIFICANT ACCOUNTING POLICIES
Basis of presentation and principle of consolidation

Basis of presentation and principle of consolidation

The consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The consolidated financial statements of the Group include the financial statements of the Company, its wholly-owned subsidiaries, its VIEs and the VIEs’ subsidiaries. The Company believes that the disclosures are adequate to make the information presented not misleading.

Use of estimates

Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported and disclosed in the consolidated financial statements and accompanying notes. Significant accounting estimates reflected in the Group’s consolidated financial statements include allowance for doubtful accounts, inventory valuation, the useful lives of long-lived assets, impairment of long-lived assets, impairment of goodwill, incremental borrowing rate for leases, product warranties, fair value measurement of long-term available-for-sale investments and long-term investments of non-marketable equity securities with fair value change through profit or loss, share-based compensation, the valuation allowance for deferred tax assets and income tax. Actual results could differ from those estimates, and such differences may be material to the consolidated financial statements.

Fair value

Fair value

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

Level 1

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Measured fair value on a recurring basis

The Group measured its financial assets and liabilities primarily including available-for-sale securities at fair value on a recurring basis as of December 31, 2019 and 2020.

2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

Measured fair value on a nonrecurring basis

The Group measured acquired intangible assets using the income approach-discounted cash flow method when events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. The fair values were determined using models with significant unobservable inputs (Level 3 inputs). The Group did not recognize any impairment loss related to acquired intangible assets arising from acquisitions during the years ended December 31, 2018, 2019 and 2020.

The Group measured the fair value of the intangible assets acquired through non-monetary exchange at fair value. The fair values were determined using models with significant unobservable inputs (Level 3 inputs). The Group used the income approach by applying the discounted cash flow method (“DCF”). The DCF involves applying an appropriate discount rate to discount future cash flows to present value. The future cash flows represent management’s best estimation as of the measurement date. The projected cash flow estimation includes, among others, analysis of projected revenue growth, gross margins and terminal value and these assumptions are consistent with the Group’s business plan. In determining an appropriate discount rate, the Group has considered the weighted average cost of capital (“WACC”) by considering relative risk of the industry and the characteristics of the Company. A discount rate of 19% was used for the fair value measurement of intangible assets during 2019.

The Group measured goodwill at fair value on a nonrecurring basis when it is evaluated annually or whenever events or changes in circumstances indicate that the carrying amount of a reporting unit exceeds its fair value as a result of the impairment assessments. The fair value of the reporting unit is determined using discounted cash flows. The Group did not recognize any impairment loss related to goodwill during the years ended December 31, 2018, 2019 and 2020.

For equity investments without readily determinable fair values for which the Company elected to use the measurement alternative, the equity investment is measured at fair value on a nonrecurring basis when there is an orderly transaction for identical or similar investments of the same issuer.

Fair value of financial instruments

Fair value of financial instruments

The Group's financial instruments consist primarily of cash and cash equivalents, restricted cash, term deposit, accounts receivable, amount due from related parties, available-for-sale securities investments, accounts payable, notes payable, short-term bank borrowing, amount due to related parties and long-term bank borrowing. The Company carries its available-for-sales investments at fair value. The carrying amounts of cash and cash equivalents, restricted cash, term deposit, accounts receivable, amount due from related parties, accounts payable, notes payable and short-term bank borrowings approximate their fair values due to the short-term maturities of these instruments. The carrying amounts of long-term borrowing approximates its fair value as the interest rates are based on the prevailing interest rates in the market.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents consist of cash on-hand, demand deposits with financial institutions, term deposits with an original maturity of three months or less and highly liquid investments, which are unrestricted from withdrawal or use, or which have original maturities of three months or less when purchased.

Restricted cash

Restricted cash

Restricted cash represents deposits made to the bank for bank acceptance notes (or notes payable) issued by the Group. When the Group issues the bank acceptance notes, the banks require the Group to make a deposit for 40% or 60% of the face value of the bank acceptance notes issued as collateral. Restricted cash also consists of cash pledged for bank loan facility. The deposits for unsettled bank acceptance notes and cash pledged for bank loan facility are recorded as restricted cash in the consolidated balance sheet as of December 31, 2019 and 2020.

Term deposit	Term deposit Term deposits consist of deposits placed with financial institutions with original maturities of greater than three months and less than one year.
Accounts receivable	Accounts receivable Accounts receivable represents those receivables derived in the ordinary course of business, net of allowance for doubtful accounts.
Allowance for doubtful accounts

Allowance for doubtful accounts

The Group maintains an allowance for doubtful accounts for estimated losses on uncollected accounts receivable. Management considers the following factors when determining the collectability of specific accounts: creditworthiness of customers, aging of the receivables, past transaction history with customers and their current condition, changes in customer payment terms, specific facts and circumstances, and the overall economic climate in the industries the Group serves. Beginning on January 1, 2020, the Group evaluates its accounts receivable for expected credit losses on a regular basis. The Group maintains an estimated allowance for credit losses to reduce its accounts receivable to the amount that it believes will be collected. The Group uses the creditworthiness of customers, aging of the receivables, past transaction history with customers and their current condition, changes in customer payment terms, specific facts and circumstances, and the overall economic climate in the industries the Group serves to monitor the Group's receivables within the scope of expected credit losses model and use these as a basis to develop the Group's expected loss estimates. As of December 31, 2019 and 2020, the Company recorded nil allowance for doubtful account.

Inventories, net

Inventories, net

Inventories of the Group consist of raw materials, finished goods and work in process. Inventories are stated at the lower of cost or net realizable value on a weighted average basis. Inventory costs include expenses that are directly or indirectly incurred in the purchase, including shipping and handling costs charged to the Group by suppliers, and production of manufactured product for sale, such as include the cost of materials and supplies used in production, direct labor costs and allocated overhead costs such as depreciation, insurance, employee benefits, and indirect labor. Cost is determined using the weighted average method. The Group assesses the valuation of inventory and periodically writes down and writes off the value for estimated excess and obsolete inventory based upon the product life cycle.

Short-term investments

Short-term investments

Short-term investments are mainly consisting of investment in convertible bonds with a maturity of less than one year. These investments are accounted for as available-for-sale investments and measured at fair value. The Group recorded RMB2,335, RMB(848), and RMB1,243 unrealized gains/(losses) in accumulated other comprehensive income on its available-for-sale investments during the years ended December 31, 2018, 2019 and 2020, respectively.

Prepaid expenses and other current assets	Prepaid expenses and other current assets Prepaid expenses and other current assets primarily consist of advance to suppliers, prepaid expenses, other receivables and value-added tax receivables.
Property, plant and equipment, net

Property, plant and equipment, net

Property, plant and equipment are carried at cost less accumulated depreciation. Depreciation is calculated on a straight-line basis over the following estimated useful lives:

Software and electronic equipment	3-5 years
Building	20 years
Leasehold improvements	Shorter of the lease term or estimated useful lives

Intangible assets, net

Intangible assets, net

Acquired intangible assets other than goodwill consist of the domain name for the Company's website www.huami.com, an insurance brokerage license, trademark and patents.

The domain name and insurance brokerage license are recognized as an intangible asset with indefinite life and evaluated for impairment at least annually or if events or changes in circumstances indicate that the asset might be impaired. Such impairment test compares the fair values of the asset with its carrying value amounts and an impairment loss is recognized if and when the carrying amounts exceed the fair value. The estimates of values of the intangible asset not subject to amortization are determined using discounted cash flow valuation approach. Significant assumptions are inherent in this process, including estimates of discount rates and cash flow.

The trademark and patents are recognized as intangible assets with finite lives and are amortized on a straight-line basis over their expected useful economic lives. Amortization is calculated on a straight-line basis over the estimated useful life of 5 to10 years.

Goodwill

Goodwill

Goodwill represents the excess of the purchase price over the fair value of identifiable net assets acquired in business combination. Goodwill is not amortized but is tested for impairment annually or more frequently if events on changes in circumstance indicate that it might be impaired.

Goodwill is tested for impairment at the reporting unit level on an annual basis and between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying value. These events or circumstances could include a significant change in the stock prices, business climate, legal factors, operating performance indicators, competition, or sale or disposition of a significant portion of a reporting unit.

Application of the goodwill impairment test requires judgment, including the identification of reporting units, assignment of assets and liabilities to reporting units, assignment of goodwill to reporting units, and determination of the fair value of each reporting unit. The estimation of fair value of each reporting unit using a discounted cash flow methodology also requires significant judgments, including estimation of future cash flows, which is dependent on internal forecasts, estimation of the long-term rate of growth for the Group's business, estimation of the useful life over which cash flows will occur, determination of the Group's weighted average cost of capital and consideration of the impact of COVID-19. The estimates used to calculate the fair value of a reporting unit change from year to year based on operating results and market conditions. Changes in these estimates and assumptions could materially affect the determination of fair value and goodwill impairment for the reporting unit.

Prior to January 1, 2020 the Group performed a two-step goodwill impairment test. The first step compared the fair values of each reporting unit to its carrying amount, including goodwill. If the fair value of a reporting unit exceeded its carrying amount, goodwill was not considered impaired and the second step was not be required. If the carrying amount of a reporting unit exceeded its fair value, the second step compared the implied fair value of the affected reporting unit's goodwill to the carrying value of that goodwill. An impairment loss was recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill.

The Group adopted ASU 2017-04, Intangibles—Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment (“ASU 2017-04”) on January 1, 2020, and used the one-step method for the goodwill impairment assessment for the year ended December 31, 2020. The guidance removes step 2 of the goodwill impairment test, which requires a hypothetical purchase price allocation. Goodwill impairment is now the amount by which a reporting unit's carrying value exceeds its fair value, not the difference between the implied fair value and carrying amount of goodwill which was the step 2 test before.

During the years ended December 31, 2018, 2019 and 2020, the Group recognized nil impairment loss on goodwill.

Notes payable

The Group evaluates each individual investment periodically for impairment. For investments where the Group does not intend to sell, the Company evaluates whether a decline in fair value is due to deterioration in credit risk. Credit-related impairment losses, not to exceed the amount that fair value is less than the amortized cost basis, are recognized through an allowance for credit losses on the consolidated balance sheet with corresponding adjustment in the consolidated statements of operations and comprehensive income. Subsequent increases in fair value due to credit improvement are recognized through reversal of the credit loss and corresponding reduction in the allowance for credit loss. Any decline in fair value that is non-credit related is recorded in accumulated other comprehensive income as a component of shareholder's equity. As of December 31, 2020, there were no investments held by the Group that had been in continuous unrealized loss position.

Notes payable

The Group endorses bank acceptance notes (“Notes”) to suppliers in the PRC in the normal course of business. The Group may endorse these Notes with its suppliers to clear its accounts payable. When the Notes are endorsed by the Group, the Group is jointly liable with other endorsers in the Notes. Notes that have been presented to banks or endorsed with suppliers are derecognized from the consolidated balance sheets when the Notes are settled with banks or when the obligations as endorser are discharged.

Revenue recognition

Revenue recognition

Nature of Goods and Services

The Group generates substantially all of its revenues from sales of smart, wearable devices. The Group also generates a small amount of its revenues from its subscription-based services. For the years ended December 31, 2018, 2019 and 2020, the Group generated 66.9%, 72.2% and 69.0% of revenue from one customer for sales of exclusively designed and manufactured smart wearable devices, and generated 33.1%, 27.8% and 31.0% of revenue from sales of the Group’s self-branded products and others. Revenue is recognized when control of the promised goods or services is transferred to the customer, in an amount that reflects the consideration the Group expects to be entitled to in exchange for the goods or services. The Group recognizes revenue, net of estimated sales returns and value-added taxes (“VAT”).

The Group has determined that its contracts with its customers include multiple performance obligations that the Group accounts for separately as those are distinct from other items in the contract. The first performance obligation is the smart wearable device and embedded firmware that is essential to the functionality of the device, which the customer can benefit from it on its own or with other resources that are readily available to the customer. The second performance obligation is the software services included with the products, which are provided free of charge and enable users to sync, view, and access real-time data on the Group’s mobile apps. The third performance obligation is the embedded right included with the purchase of the device to receive, on a when-and-if-available basis, future unspecified firmware upgrades and features relating to the product’s essential firmware.

2. SIGNIFICANT ACCOUNTING POLICIES – CONTINUED

Revenue recognition - continued

The Group allocates the transaction price to all performance obligations based on their relative standalone selling prices. The standalone selling prices are determined based on the expected cost plus margin as the Group determined that no observable price is available for any of its performance obligation. The Group considered multiple factors in the process of determining its cost plus margin including consumer behaviors and the Group’s internal pricing model. The cost plus margin estimated selling price for the smart and wearable devices comprised the majority of the transaction. The cost plus margin estimated selling price for the software services and software upgrades was estimated from RMB1.77 to RMB5.68 per unit, RMB1.72 to RMB10.62 per unit and RMB1.83 to RMB8.40 per unit for the years ended December 31, 2018, 2019 and 2020, respectively. The Group recognizes revenue for the amounts allocated to the connected smart and wearable devices when the customer obtains control of the Group’s product, which occurs at a point of time, typically upon delivery to and acceptance by the reseller, who has been identified as the customer of the Group. Amounts allocated to the software services and unspecified upgrade rights are deferred and recognized over time as the customer simultaneously receives and consumes the benefit over an estimated nine-month period.

Sales of self-branded products and others

For the years ended December 31, 2018, 2019 and 2020, the Group generated 33.1%, 27.8% and 31.0% of revenues from sales of the Group’s self-branded products and others to retailers, distributors and end users. The Group’s revenue recognition for its self-branded products was consistent with that described in the preceding paragraphs.

Cooperation agreement with one customer

Cooperation agreement with one customer

For the years ended December 31, 2018, 2019 and 2020, the Group generated 66.9%, 72.2% and 69.0% of revenues from one customer for sales of exclusively designed and manufactured smart wearable devices. That customer is also the sole distributor for such smart wearable devices and is controlled by one of our shareholders (see Note 21). Under the cooperation agreement with this customer, the Group produces and assembles final product for shipments of wearable devices to that customer, who are then responsible for commercial distribution and sale of the product. The arrangement includes two payment instalments. The first payment instalment is priced to recover the costs incurred by the Group in developing and shipping the devices to the customer and is due from the customer to the Group once the products have been delivered and accepted by the customer. The Group allocates the initial payment instalment between the hardware device, the software services, and the software upgrades based on their standalone selling price and recognizes revenue based on its recognition policy further described in the preceding paragraph. The Group is also entitled to receive a potential second instalment payment calculated as 50 percent of the future net profits from commercial sales made by the customer. The Group has determined that the second instalment consideration constitutes variable consideration and includes the amount in the transaction price to the extent it is not constrained and it is probable that a significant reversal in the amount of the cumulative revenue recognized will not occur in a future period (see below for further details). The second instalment is also allocated between the hardware device, the software services, and the software upgrades based on the relative standalone price and is recognized based on the Group’s recognition policy further described in the preceding paragraph. The Group’s revenue recognition policy of its products under its cooperation agreement is substantially consistent with that for its sales of self-branded products except that the instalment payments arrangement under the cooperation agreement is not available to the self-branded products.

2. SIGNIFICANT ACCOUNTING POLICIES – CONTINUED

Revenue recognition - continued

Variable Consideration

Revenues from product sales are recorded at the net sales price (transaction price), which includes estimate of variable consideration which result from the Group’s cooperation agreement with one customer (see above for more details). The amount of variable consideration is included in the transaction price to the extent it is not constrained and that it is probable that a significant reversal in the amount of the cumulative revenue recognized will not occur in a future period. Actual amounts of consideration ultimately received may differ from the Group’s estimates. If actual results in the future vary from the Group’s estimates, the Group will adjust these estimates, which would affect revenue and earnings in the period such variances are known.

Sales Incentive

The Group periodically provides sales incentives to its customers for self-branded products, including reduced sales prices and volume-based discounts. Volume discounts are negotiated on a contract-by-contract basis with customers and the discount will increase depending upon the volume purchased over the period. The sales incentives are discounts to be applied to future sales to the customer which cannot be exchanged for cash. To the extent that the volume discount or sales incentive represents a material right or options to acquire additional goods or services at a discount in the future period, the material right is recognized as a separate performance obligation at the outset of the arrangement based on the most likely amount of incentive to be provided to the customer. Amounts allocated to a material right are recognized as revenue when those future goods are sold to the customers.

Practical Expedients and Exemptions

The Group generally expenses sales commissions when incurred because the amortization period would have been one year or less. These costs are recorded within selling and marketing expenses. In addition, the Group does not disclose the value of unsatisfied performance obligations as all of its contracts have an original expected length of one year or less.

Value added taxes

Value added taxes

“VAT” on sales was previously calculated at 17% on revenue from products before May 1, 2018 and thereafter, in accordance with Cai Shui [2018] No.32, the VAT rate decreased to 16%. Since April 1, 2019, in accordance with Cai Shui [2019] No.39, the VAT rate further decreased to 13%. The Group reports revenue net of VAT. Subsidiaries that are VAT general taxpayers are allowed to offset qualified input VAT paid against their output VAT liabilities.

Rights of return

Rights of return

The Group offers limited sales returns for self-branded products sold directly to its customers. The Group estimates the amount of its products sales that may be returned by its customers and records this estimate as a reduction of revenue in the period the related revenue is recognized. The Group currently estimates product return liabilities using its own historical sales information. For the years ended December 31, 2018, 2019 and 2020, sales returns were insignificant.

Cost of revenues

Cost of revenues

Cost of revenues consists primarily of material costs, salaries and benefits for staff engaged in production activities and related expenses which are directly attributable to the production of products. The shipping and handling fees billed to the customers are presented as part of cost of revenues as well.

Product warranty

Product warranty

The Group offers a standard product warranty that the product will operate under normal use. For products sold to the one customer under the cooperation agreement, the warranty period is 18 months which includes a six-month warranty to that customer and an additional 12 months warranty to end-users. For products sold directly to end users, the warranty period is 12 months. The Group has the obligation, at customers’ option, to either repair or replace the defective product.

At the time revenue is recognized, an estimate of future warranty costs is recorded as a component of cost of revenues. The reserves established are regularly monitored based upon historical experience and any actual claims charged against the reserve. Warranty reserves are recorded as a cost of revenue.

Research and development expenses

Research and development expenses

Research and development expenses primarily consist of salaries and benefits for research and development personnel, materials, office rental expense, general expenses and depreciation expenses associated with research and development activities.

Advertising expense

Advertising expense

Advertising expenses are expensed as incurred and included in selling and marketing expenses. Total advertising expenses were RMB25,362, RMB72,269 and RMB136,974 for the years ended December 31, 2018, 2019 and 2020, respectively.

Government subsidies

Government subsidies

Government subsidies represent government grants received from local government authorities to encourage the Group’s technology and innovations and also other subsidies for production.

The Group records such government subsidies as other income or reduction of expenses or cost of revenue when it has fulfilled all of its obligation related to the subsidy.

During the years ended December 31, 2018, 2019 and 2020, the Group recognized RMB9,679, RMB14,723 and RMB13,461 as subsidy income and recognized nil, nil, and RMB10,408 as reduction of expenses or cost of revenue, respectively. As of December 31, 2019 and 2020, subsidies of RMB26,098 and RMB26,158 were recorded as other current liabilities, RMB113,596 and RMB183,920 were recorded as other non-current liabilities as the Group has to meet certain performance conditions required by the government authorities.

Income taxes

Income taxes

Current income taxes are provided for in accordance with the laws of the relevant tax authorities. Deferred income taxes are recognized when temporary differences exist between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements. Net operating loss carry forwards and credits are applied using enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more-likely-than-not that a portion of or all of the deferred tax assets will not be realized.

The Group accounts for uncertain tax positions by reporting a liability for unrecognized tax benefits resulting from uncertain tax positions taken or expected to be taken in a tax return. Tax benefits are recognized from uncertain tax positions when the Group believes that it is more likely than not that the tax position will be sustained on examination by the taxing authorities based on the technical merits of the position. The Group recognizes interest and penalties, if any, related to unrecognized tax benefits in income tax expense.

Share-based payment

Share-based payment

Share-based payment transactions with employees, such as share options are measured based on the grant date fair value of the equity instrument. The Group has elected to recognize compensation expenses using the straight-line method for all employee equity awards granted with graded vesting provided that the amount of compensation cost recognized at any date is at least equal to the portion of the grant-date value of the options that are vested at that date, over the requisite service period of the award, which is generally the vesting period of the award. The Group elects to recognize forfeitures when they occur.

Comprehensive income

Comprehensive income

Comprehensive income consists of two components, net income and other comprehensive income, net of tax. Other comprehensive income refers to revenue, expenses, and gains and losses that are recorded as an element of shareholders’ equity but are excluded from net income. The Group’s other comprehensive income consists of foreign currency translation adjustments from its subsidiaries not using the RMB as their functional currency and the fair value change of available-for-sale investments of the Group. Comprehensive income is reported in the consolidated statements of comprehensive income.

Foreign currencies

Foreign currencies

The functional currency of the Company outside of the PRC is the US$. The reporting currency of the Company is the RMB. The Company’s subsidiaries, consolidated VIEs and VIEs’ subsidiaries with operations in the PRC, Hong Kong, the United States and other jurisdictions generally use their respective local currencies as their functional currencies. The financial statements of the Company’s subsidiaries, other than the subsidiaries and consolidated VIEs with the functional currency of RMB, are translated into RMB using the exchange rate as of the balance sheet date for assets and liabilities and the average daily exchange rate for each month for income and expense items. Translation gains and losses are recorded in accumulated other comprehensive income or loss as a component of shareholders’ equity.

2. SIGNIFICANT ACCOUNTING POLICIES – CONTINUED

Foreign currencies - continued

In the financial statements of the Company’s subsidiaries and consolidated VIEs and VIEs’ subsidiaries, transactions in currencies other than the functional currency are measured and recorded in the functional currency using the exchange rate in effect at the date of the transaction. At the balance sheet date, monetary assets and liabilities that are denominated in currencies other than the functional currency are translated into the functional currency using the exchange rate at the balance sheet date. All gains and losses arising from foreign currency transactions are recorded in the consolidated statements of operations during the year in which they occur. For the years ended December 31, 2018, 2019 and 2020, the transaction (losses) /gains amounted to RMB(7,588), RMB(14,231) and RMB27,451 and were recorded in general and administrative expenses.

RMB is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into other currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. The Group’s cash and cash equivalents denominated in US$ amounted to RMB717,576 and RMB609,679 as of December 31, 2019 and 2020, respectively.

Convenience translation

Convenience translation

Translations of balances in the consolidated balance sheets, consolidated statements of operations and consolidated statements of cash flows from RMB into US$ as of and during the year ended December 31, 2020 is solely for the convenience of the reader and were calculated at the rate of US$1.00 = RMB6.5250, representing the rate as certified by the statistical release of the Federal Reserve Board of United States on December 31, 2020. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into U.S. dollar at that rate on December 31, 2020, or at any other rate.

Net income per share

Net income per share

Basic net income per ordinary share is computed by dividing net income attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period.

The Group’s convertible redeemable participating preferred shares are participating securities as they participate in undistributed earnings on an as-if converted basis. The Group determined that the nonvested restricted shares owned by the founders are participating securities as the holders of these nonvested restricted shares have nonforfeitable rights to receive dividends with all ordinary shares but these nonvested restricted shares do not have a contractual obligation to fund or otherwise absorb the Group’s loss. Accordingly, the Group uses the two-class method, whereby undistributed net income is allocated on a pro rata basis to the ordinary shares, preferred shares and nonvested restricted shares held by the founders to the extent that each class may share income in the year; whereas the undistributed net loss for the year is allocated to ordinary shares only because the convertible redeemable participating preferred shares and nonvested restricted shares owned by the founders are not contractually obligated to share the loss.

Diluted income per ordinary share reflect the potential dilution that would occur if securities were exercised or converted into ordinary shares. The Group had convertible redeemable participating preferred shares, share options, restricted shares and restricted stock units which could potentially dilute basic income per ordinary share in the future. To calculate the number of shares for diluted income per ordinary shares, the effect of the convertible redeemable participating preferred shares is computed using the as-if-converted method; the effect of the share options, restricted shares and restricted stock units is computed using the treasury stock method.

Concentration of credit risk

Concentration of credit risk

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash and cash equivalents, term deposits, accounts receivable. The Group places its cash and cash equivalents with financial institutions with high credit ratings and quality.

The Group conducts credit evaluations of third-party customers and related parties, and generally does not require collateral or other security from its third-party customers and related parties. The Group establishes an allowance for doubtful accounts primarily based upon the age of the receivables and factors surrounding the credit risk of specific third-party customers and related parties.

Accounts receivable concentration of credit risk is as below:

As of December 31,
	2019	2020
	RMB	RMB
Company A	13,495 (7.1)%	26,005 (8.7)%
Company B	50,567 (26.8)%	59,987 (20.1)%
Company C	80,024 (42.4)%	108,422 (36.4)%
Total	144,086 (76.3)%	194,414 (65.2)%

Amount due from related parties concentration of credit risk is as below:

As of December 31,
	2019	2020
	RMB	RMB
Company D	1,401,015 (98.6)%	830,871 (96.6)%
Total	1,401,015 (98.6)%	830,871 (96.6)%

Revenue generated from Company D accounted for 76.8%, 73.5% and 69.1% of total revenue during the years ended December 31, 2018, 2019 and 2020, respectively. Company D is subsidiary of a company controlled by one of the Group’s shareholders (see note 21).

For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Company D	2,798,824(76.8)%	4,271,135(73.5)%	4,447,957(69.1)%
Total	2,798,824(76.8)%	4,271,135(73.5)%	4,447,957(69.1)%

Supplier Concentration

Supplier Concentration

The Group relies on third parties for the supply and manufacturing of its products, as well as third-party logistics providers. In instances where these parties fail to perform their obligations, the Group may be unable to find alternative suppliers or satisfactorily deliver its products to its customers on time, if at all.

For the year ended December 31, 2019, 13.5% and 10.5% of its raw materials were purchased through Company E and F, respectively, and for the year ended December 31, 2020, 15.1% of its raw materials were purchased through Company E, but numerous alternate sources of supply are readily available on comparable terms.